Statements of Consolidated Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividend	$ 1.56	$ 1.46	$ 1.44
Other Capital
Reduction in Equity related to IRS Settlement		$ 51,209